Segmental analysis - Reported external net operating income by country/territory (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of geographical areas [line items]
Net operating income	[1]	£ 3,122	£ 2,763	£ 3,357
– United Kingdom
Disclosure of geographical areas [line items]
Net operating income		1,639	1,303	1,634
– France
Disclosure of geographical areas [line items]
Net operating income		919	736	941
– Germany
Disclosure of geographical areas [line items]
Net operating income		373	397	490
– Other countries
Disclosure of geographical areas [line items]
Net operating income		£ 191	£ 327	£ 292

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.